JPMorgan Healthcare Leaders ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Denmark — 6.6%
Novo Nordisk A/S, Class B	3,280	434,576
Zealand Pharma A/S *	456	61,433
		496,009
Germany — 0.6%
Sartorius AG (Preference)	164	46,514
Japan — 2.1%
Daiichi Sankyo Co. Ltd.	3,000	122,183
Kyowa Kirin Co. Ltd.	1,900	40,076
		162,259
Netherlands — 1.2%
Argenx SE *	166	83,485
Argenx SE *	8	4,090
		87,575
Switzerland — 2.8%
Lonza Group AG (Registered)	178	118,532
Novartis AG (Registered)	378	42,195
Sonova Holding AG (Registered)	153	46,900
		207,627
United Kingdom — 4.5%
AstraZeneca plc	2,156	342,526
United States — 81.2%
Abbott Laboratories	395	41,846
AbbVie, Inc.	2,028	375,829
Acadia Healthcare Co., Inc. *	540	35,019
Agios Pharmaceuticals, Inc. *	977	45,333
Align Technology, Inc. *	91	21,101
Alnylam Pharmaceuticals, Inc. *	134	31,820
Amgen, Inc.	236	78,463
Amicus Therapeutics, Inc. *	2,404	24,785
Apellis Pharmaceuticals, Inc. *	740	29,304
Arvinas, Inc. *	809	22,256
Becton Dickinson & Co.	526	126,798
Biogen, Inc. *	242	51,594
Biohaven Ltd. *	550	21,631
BioMarin Pharmaceutical, Inc. *	592	49,923
Blueprint Medicines Corp. *	408	44,186
Boston Scientific Corp. *	2,554	188,689
Bristol-Myers Squibb Co.	2,803	133,311
Cigna Group (The)	512	178,519
Danaher Corp.	1,152	319,196
Dexcom, Inc. *	640	43,405
Eli Lilly & Co.	814	654,676
Evolent Health, Inc., Class A *	1,441	33,604
Exact Sciences Corp. *	1,020	46,594
Halozyme Therapeutics, Inc. *	953	52,663

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
HCA Healthcare, Inc.	333	120,896
Humana, Inc.	196	70,876
IDEXX Laboratories, Inc. *	34	16,188
Inspire Medical Systems, Inc. *	257	36,250
Intra-Cellular Therapies, Inc. *	626	49,279
Intuitive Surgical, Inc. *	220	97,814
IQVIA Holdings, Inc. *	447	110,065
iRhythm Technologies, Inc. *	349	30,101
Johnson & Johnson	1,106	174,582
McKesson Corp.	303	186,957
Merck & Co., Inc.	1,365	154,422
Natera, Inc. *	379	38,806
Neurocrine Biosciences, Inc. *	436	61,725
Regeneron Pharmaceuticals, Inc. *	285	307,569
REVOLUTION Medicines, Inc. *	694	31,674
Roche Holding AG	789	255,446
Sanofi SA	1,424	146,804
Sarepta Therapeutics, Inc. *	315	44,806
Stryker Corp.	492	161,105
Thermo Fisher Scientific, Inc.	589	361,257
Twist Bioscience Corp. *	698	38,955
UnitedHealth Group, Inc.	1,232	709,829
Vertex Pharmaceuticals, Inc. *	376	186,391
West Pharmaceutical Services, Inc.	209	63,990
		6,106,332
Total Common Stocks (Cost $6,299,723)		7,448,842
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)(Cost $153,849)	153,849	153,849
Total Investments — 101.1% (Cost $6,453,572)		7,602,691
Liabilities in Excess of Other Assets — (1.1)%		(80,025)
NET ASSETS — 100.0%		7,522,666

Percentages indicated are based on net assets.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	33.8%
Biotechnology	22.5
Health Care Providers & Services	17.1
Life Sciences Tools & Services	13.4
Health Care Equipment & Supplies	10.7
Health Care Technology	0.5
Short-Term Investments	2.0

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$496,009	$—	$496,009
Germany	—	46,514	—	46,514
Japan	—	162,259	—	162,259
Netherlands	83,485	4,090	—	87,575
Switzerland	—	207,627	—	207,627
United Kingdom	—	342,526	—	342,526
United States	5,704,082	402,250	—	6,106,332
Total Common Stocks	5,787,567	1,661,275	—	7,448,842

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$153,849	$—	$—	$153,849
Total Investments in Securities	$5,941,416	$1,661,275	$—	$7,602,691
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at November 1, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	$—	$10,049,101	$9,895,252	$—	$—	$153,849	153,849	$4,591	$—

(a)	Commencement of operations was November 1, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.